SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount		$ 194,460
Accumulated Depreciation and Amortization		(169,460)
Net Carrying Amount		25,000
Contractual Relationship [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount		66,361
Accumulated Depreciation and Amortization		(66,361)
Net Carrying Amount
Implementation [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount		28,099
Accumulated Depreciation and Amortization		(28,099)
Net Carrying Amount
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Gross Carrying Amount		100,000
Accumulated Depreciation and Amortization		(75,000)
Net Carrying Amount		$ 25,000